TRADE ACCOUNTS AND BILLS PAYABLE	12 Months Ended
Dec. 31, 2018
TRADE ACCOUNTS AND BILLS PAYABLE [abstract]
Disclosure of trade accounts and bills payable

27.   TRADE ACCOUNTS AND BILLS PAYABLE

	December 31,
	2017	2018
	RMB	RMB

Amounts due to third parties	177,224	170,818
Amounts due to Sinopec Group Company and fellow subsidiaries	13,350	9,142
Amounts due to associates and joint ventures	9,499	6,381
	200,073	186,341
Bills payable	6,462	6,416
Trade accounts and bills payable measured at amortized cost	206,535	192,757